Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash and Cash Equivalents [Abstract]
Cash on hand	$ 6,795	$ 7,975
Checking accounts	61,475	44,742
Demand deposits	21,130,931	4,226,503
Time deposits	16,273,100	42,498,552
Cash on hand and petty cash, Gross	37,472,301	46,777,772
Restricted deposits (Refer to clause b) below and Note 7)	(15,773,099)	(41,470,915)
Transferred to financial assets at amortized cost, Net	$ 21,699,202	$ 5,306,857	$ 22,996,377	$ 9,944,748